MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Text block [abstract]
MATERIAL ACCOUNTING POLICIES
4.	MATERIAL ACCOUNTING POLICIES
The material accounting policies set out below have been applied consistently to all years presented in these financial statements:

(a)	Functional and presentation currency
These financial statements are presented in Canadian dollars, which is the functional currency of the Company and its subsidiaries.
Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are re-measured.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange in effect at the reporting date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Translation gains or losses are recognized in profit or loss.

(b)	Consolidation
The accounts of the subsidiaries controlled by the Company are included in the consolidated financial statements from the date that control commenced until the date that control ceases. Control is achieved when the Company is exposed to variable returns from its involvement with an investee, and has the ability to affect those returns through its power over the investee.
The subsidiaries of the Company and their geographic locations at December 31, 2024 are as follows:

Name of Subsidiary	Location	Percentage Ownership
NXE Energy Royalty Ltd.	Canada	100%
NXE Energy SW1 Ltd.	Canada	100%
NXE Energy SW3 Ltd.	Canada	100%
Intercompany balances, transactions, income and expenses arising from intercompany transactions are eliminated in full on consolidation.
On September 27, 2023, IsoEnergy and CUR announced that they entered into a definitive agreement for a share-for-share
merger of IsoEnergy and CUR (the “Merger”). Under the terms of the Merger, CUR shareholders received 0.500 of a common share of IsoEnergy (each whole share, an “IsoEnergy Share”) for each CUR share held.
On December 5, 2023, upon completion of the Merger, NexGen’s ownership in IsoEnergy decreased from 48.7% immediately prior to the transaction to 34.0%, resulting in NexGen’s loss of control of IsoEnergy (Notes 7 and 16). NexGen retained significant influence over IsoEnergy, and the investment was recorded at its fair value on December 5, 2023, upon initial recognition. As at December 31, 2024 NexGen’s ownership in IsoEnergy was 32.8% (December 31, 2023 – 33.9%).

(c)	Investments in Associates
Investments over which the Company exercises significant influence but does not control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale.
The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for our proportionate share of the profit (loss), other comprehensive income (loss), and any other changes in the associates’ net assets, such as further investments or dividends.
The proportionate share of the associate’s profit (loss) and other comprehensive income (loss) is based on the associate’s most recent financial statements. Adjustments are made to align any inconsistencies between accounting before applying the equity method.
At each balance sheet date, the Company considers whether there is objective evidence of an impairment in associates.

(d)	Exploration and evaluation assets
Once the legal rights to explore a property have been obtained, exploration and evaluation costs are capitalized as exploration and evaluation assets on an area of interest basis pending determination of the technical feasibility and the commercial viability of the project. Capitalized costs include costs directly related to exploration and evaluation activities in the area of interest. When a claim is relinquished or a project is abandoned, the related costs are recognized in the statement of net income (loss) and comprehensive income (loss) immediately.
Proceeds received from the sale of any interest in a property will be credited against the carrying value of the property, with any excess included in operations for the period. If a property is abandoned, the acquisition and deferred exploration costs will be written off to operations.
Although the Company has taken steps to verify title to exploration and evaluation assets in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title. A property may be subject to unregistered prior agreements or inadvertent non-compliance
with regulatory requirements.
Management periodically assesses exploration and evaluation assets for events or circumstances that may indicate possible impairment.
Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining assets and development assets within property, plant and equipment.

(e)	Inventories
Inventories are measured at the lower of cost and net realizable value at each reporting period. Cost is comprised of cost of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value is based on the most reliable evidence available at the time the estimates are made, of the amount the inventories are expected to realize in the time period the inventories are expected to be sold. Inventories that are not expected to be sold within 12 months are classified as strategic inventory, a non-current
asset.

(f)	Impairment
An impairment loss is recognized when the carrying amount of an asset, or its cash generating unit (“CGU”), exceeds its recoverable amount. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to CGUs and then to reduce the carrying amount of the other assets in the unit on a pro-rata
basis.
The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

(g)	Decommissioning and restoration provisions
Decommissioning and restoration provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation and discount rates. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows discounted at the market discount rate.
Over time the carrying value of the liability is increased for the changes in the present value based on the current market discount rates and liability risks. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount receivable can be measured reliably.
Changes in reclamation estimates are accounted for prospectively as a change in the corresponding capitalized cost.
The Company did not have any decommissioning and restoration provisions for the years presented.

(h)	Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued.

(i)	Share-based payments
The Company’s stock option plan allows Company employees, directors, officers and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based payments expense with a corresponding increase in equity reserves. The fair value of the options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Fair value is measured at grant date, and each tranche is recognized using the graded vesting method over the period during which the options vest.
At each financial reporting date, the amount recognized as an expense is adjusted to reflect the actual number of stock options that are expected to vest. In situations where equity instruments are issued to non-employees
and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the equity instruments granted, otherwise share-based payment awards to non-employees
are measured at the fair value of goods or services received. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

(j)	Earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the earnings attributable to the Company’s common shareholders for the year by the weighted average number of common shares outstanding during the year.
The Company uses the treasury stock method to compute the dilutive effect of options, warrants and other similar instruments. Under this method, the weighted average number of shares outstanding used in the calculation of diluted earnings (loss) per share assumes that the deemed proceeds received from the exercise of stock options, share purchase warrants and their equivalents would be used to repurchase common shares of the Company at the average market price during the period. Shares to be issued on existing stock options, warrants and convertible debentures are excluded from the computation of diluted earnings (loss) per share if they are anti-dilutive.

(k)	Income taxes
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in the statement of net income (loss) except to the extent that it relates to items recognized directly in equity or in other comprehensive income. Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plan for the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(l)	Financial instruments

(i)	Classification
The Company classifies its financial assets in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument
basis) to designate them as FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them as FVTPL (such as the convertible debentures).
The Company has the following financial instruments, which are classified under IFRS 9 in the table below:

Financial assets/liabilities	Classification
Cash	Amortized cost
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	FVTPL

(ii)	Measurement
Financial assets and liabilities at amortized cost
Financial assets and liabilities at amortized cost are initially recognized at fair value, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL
Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of net income (loss). Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of net loss in the period in which they arise. Where management has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive loss. The Company has elected to combine the host debt and conversion option and to measure the combined convertible debenture instruments at FVTPL (Note 9).

(iii)	Impairment of financial assets at amortized cost
Under IFRS 9, the Company recognizes a loss allowance using the expected credit loss model on financial assets that are measured at amortized cost.
At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

(iv)	Derecognition
Financial assets
The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of net income (loss).
Financial liabilities
The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash
assets transferred or liabilities assumed, is recognized in the consolidated statements of net income (loss).

(m)	Adoption of new accounting standards
Amendments to IAS 1 related to the Classification of Liabilities as Current or
Non-Current,
as issued in 2020, aim to clarify the requirements on determining whether a liability is current or non-current,
and apply retrospectively for annual reporting periods beginning on or after January 1, 2024. Among other items, the amendments clarify how a company classifies a liability that can be settled in its own shares.
Under the amendments to IAS 1, when a liability includes a counterparty conversion option that may be settled in the Company’s common shares, the Company takes into account the conversion option in classifying the liability as current or non-current,
except when it is classified as an equity component of a compound instrument. Previously, the Company did not take the conversion options of the counterparty to the Company’s convertible debentures into account when classifying the convertible debentures as current or non-current.
The Company has applied the amendments retrospectively for the year ended December 31, 2024, resulting in the balance of principal outstanding for the convertible debentures being classified in full as a current liability and restated for comparative periods December 31, 2023 and January 1, 2023.